RISK MANAGEMENT - Changes in ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (999,699)	$ (827,751)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,305,582	$ 1,085,533
GDP Growth | Optimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	182,233
GDP Growth | Optimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	93,478
GDP Growth | Optimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	13,601
GDP Growth | Base scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	88,755
GDP Growth | Base scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	(79,877)
GDP Growth | Pessimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	4,983
GDP Growth | Pessimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	(83,772)
GDP Growth | Pessimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	$ (163,649)